Schedule of allowance doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Allowance for current expected credit loss, beginning balance	$ 15,728	$ 20,738	$ 11,958
Addition	21,545	28,409	8,780
Allowance for current expected credit loss, ending balance	$ 37,273	$ 49,147	$ 20,738